Share-based compensation	12 Months Ended
Dec. 31, 2025
Share-based compensation
Share-based compensation

19. Share-based compensation

Stock options

On December 9, 2016, the Board of Directors of High Templar Tech Limited approved the 2016 Equity Incentive Plan (the “2016 Plan”). All the share options granted under the 2016 Plan were vested over 3 to 5 years. The 2016 Plan expires 10 years from the date of the grant. The Company reserved 1,000,000 shares for issuance under the 2016 Plan. The exercise price for such options is RMB 0.0006 (US$ 0.0001) per share.

The Company has set up the Share Based Payment Trust for the purpose of holding options awarded to certain employees and underlying shares before they are exercised as instructed by the employees. Shares options held by Share Based Payment Trust are legally outstanding upon satisfaction of vesting conditions.

The Company estimated the fair value of the options based on the quoted share price at grant date. Due to the options’ di minimis exercise price, the various assumptions used in the binomial option pricing model will not have a material impact in the calculation of the fair value of the options.

The Company recognized compensation cost for the share options on a graded vesting basis. The total share-based compensation expenses recognized by the Company for the share option granted were RMB 4,935,782, RMB 2,257,795 and RMB nil (US$ nil) for the years ended December 31, 2023, 2024 and 2025, respectively.

A summary of share option activities under the 2016 Plan for the years ended December 31, 2024 and 2025 is as follows:

				Weighted
				average
				remaining	Aggregated
		Weighted average	Weighted average	contractual	intrinsic
	Number of options	exercise price	grant date fair value	term	value
		RMB	RMB	Years	RMB
Balance, December 31, 2023	9,174,361	—	17.44	4.32	132,873,059
Exercised	(254,326)	—	28.02	2.93	3,938,396
Forfeited	—	—	—	—	—
Balance, December 31, 2024	8,920,035	—	33.17	3.42	183,603,721
Exercised	(164,628)	—	26.91	—	4,685,077
Forfeited	—	—	—	—	—
Balance, December 31, 2025	8,755,407	—	32.67	2.34	217,351,278
Vested and Exercisable as of December 31, 2025	8,755,407	—	32.67	2.34	217,351,278

19. Share-based compensation - continued

Stock options - continued

The aggregate intrinsic value in the table above represents the difference between the exercise price and the Company’s closing stock price on the last trading day in 2023, 2024 and 2025, respectively. The total intrinsic value of options exercised for the years ended December 31, 2023, 2024 and 2025 was RMB 3,056,001, RMB 3,938,396 and RMB 4,685,077 (US$ 669,957) respectively. The total fair value of shares vested during the years ended December 31, 2023, 2024 and 2025 was RMB 29,797,645, RMB 2,257,960 and RMB nil (US$ nil), respectively.

For the years ended December 31, 2023, 2024 and 2025, the Company allocated share-based compensation expense as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Sales and marketing	265,862	299,806	—	—
General and administrative	4,649,664	1,754,168	—	—
Research and development	20,256	203,821	—	—
Total	4,935,782	2,257,795	—	—